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                                                     Registration Nos. 033-07647
                                                                       811-04782

   As filed with the Securities and Exchange Commission on September 12, 2006


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                       [X]


Pre-Effective Amendment No.                                                  [_]
Post-Effective Amendment No. 99                                              [X]


and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               [X]


Amendment No. 100                                                            [X]
(Check appropriate box or boxes)


                               HSBC INVESTOR FUNDS
               (Exact name of registrant as specified in charter)
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                    (Address of principal executive offices)
       Registrant's Telephone Number, including area code: (617) 470-8000

                         Richard A. Fabietti, President
                                452 Fifth Avenue
                            New York, New York 10018
                     (Name and address of agent for service)
                  Please send copies of all communications to:

                              David J. Harris, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                           Washington, D.C. 20006-2401


It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on October 12, 2006 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on [date] pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on [date] pursuant to paragraph (a)(2) of Rule 485






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This post-effective amendment relates only to HSBC Investor Global Emerging
Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund, three new series of the Registrant. No disclosure with respect to any other series of the Registrant or of any other registered investment company is modified hereby.

This Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of HSBC Investor Funds (the "Trust") incorporates by reference the Prospectus and Statement of Additional Information contained in the Trust's Post-Effective Amendment No. 96, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(2) under the Securities Act of 1933 on May 30, 2006 in order to establish HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund as new series of the Registrant.

This Post-Effective Amendment No. 99 is filed to extend the effective date of Post-Effective Amendment No. 96 to October 12, 2006.








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                                     PART C
                                Other Information

ITEM 23. EXHIBITS

(a)(1) Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments. (1)

(a)(2) Establishment and designation of series for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (5)

(a)(3) Establishment and designation of series for HSBC Investor Money Market Fund. (10)

(a)(4) Establishment and designation of series for HSBC Investor Mid-Cap Fund.
(10)

(a)(5) Establishment and designation of series for HSBC Investor Intermediate Duration Fund (f/k/a HSBC Limited Maturity Fund), and HSBC Investor California Tax-Free Money Market Fund. (11)

(a)(6) Establishment and designation of series for HSBC Investor U.S. Treasury Money Market Fund and HSBC Investor Growth and Income Fund. (11)

(a)(7) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor Cash Management Fund. (15)

(a)(8) Establishment and designation of series for HSBC Investor Tax-Free Money Market Fund. (16)

(a)(9) Establishment and designation of series for HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund. (20)

(a)(10) Establishment and designation of series for HSBC Investor High Yield Fixed Income Fund (f/k/a HSBC Investor High Income Fund). (23)

(a)(11) Amendment to Amended and Restated Declaration of Trust, renaming the HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund. (28)

(a)(12) Establishment and designation of series for HSBC Investor Short Duration Fixed Income Fund and HSBC Investor Core Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively. (25)





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(a)(13) Establishment and designation of series for HSBC Investor Global
Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund. (to be filed by amendment)

(a)(14) Establishment and designation of series for HSBC Investor Principal Guaranteed Fund 2011. (to be filed by amendment)

(b) By-Laws. (1)

(c) Specimen certificate of shares of beneficial interest of HSBC Investor Funds. (1)

(d)(1) Amended and Restated Master Investment Advisory Contract dated December 10, 2001 between HSBC Investor Portfolios and HSBC Investments (USA) Inc. (26)

(d)(1)(i) Investment Advisory Contract Supplements regarding HSBC Investor Core Fixed Income Portfolio and HSBC Investor Short Duration Portfolio. (25)

(d)(1)(ii) Investment Advisory Contract Supplements regarding HSBC Investor Intermediate Duration Fixed Income Portfolio (formerly HSBC Investor Limited Maturity Portfolio), HSBC Investor Core Plus Fixed Income Portfolio (formerly HSBC Investor Fixed Income Portfolio), HSBC Investor International Equity Portfolio and Small Cap Equity Portfolio. (26)

(d)(1)(iii) Investment Advisory Contract Supplement regarding HSBC Investor High Yield Fixed Income Portfolio (formerly HSBC Investor High Income Portfolio).
(28)

(d)(1)(iv) Investment Advisory Contract Supplements regarding HSBC Investor Growth Portfolio and HSBC Investor Value Portfolio. (15)

(d)(2) Amended and Restated Master Investment Advisory Contract dated March 1, 2001 between HSBC Investor Funds and HSBC Investments (USA) Inc. (13)

(d)(2)(i) Investment Advisory Contract Supplements regarding HSBC Investor Growth and Income Fund and HSBC Investor U.S. Treasury Money Market Fund. (11)

(d)(2)(ii) Investment Advisory Contract Supplements regarding HSBC Investor Money Market Fund, HSBC Investor U.S. Government Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund and HSBC Investor New York Tax-Free Bond Fund. (13)

(d)(2)(iii) Investment Advisory Contract Supplement regarding HSBC Investor Cash Management Fund. (15)

(d)(2)(iv) Investment Advisory Contract Supplement regarding HSBC Investor Tax-Free Money Market Fund. (16)





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(d)(2)(v) Investment Advisory Contract Supplement regarding HSBC Investor
Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund. (20)

(d)(2)(vi) Investment Advisory Contract Supplements regarding HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund. (to be filed by amendment)

(d)(2)(vii) Investment Advisory Contract Supplement regarding HSBC Investor Principal Guaranteed Fund 2011. (to be filed by amendment)

(d)(3) Subadvisory Agreement between Westfield Capital Management, LLC, Inc. and HSBC Investments (USA) Inc. regarding HSBC Investor Small Cap Equity Portfolio.
(14)

(d)(4) Subadvisory Agreement between NWQ Investment Management Co., LLC and HSBC Investments (USA) Inc. regarding HSBC Investor Value Portfolio. (25)

(d)(5) Subadvisory Agreement between Waddell & Reed Investment Management Company and HSBC Investments (USA) Inc. regarding HSBC Investor Growth Portfolio. (21)

(d)(6) Subadvisory Agreement between AllianceBernstein Investment Research and Management and HSBC Investments (USA) Inc. regarding HSBC Investor International Equity Portfolio. (22)

(d)(7) Subadvisory Agreement between Transamerica Investment Management, LLC and HSBC Investments (USA) Inc. regarding HSBC Investor Growth and Income Fund. (25)

(d)(8) Subadvisory Agreement between Munder Capital Management, and HSBC Investments (USA) Inc. regarding HSBC Investor Mid-Cap Fund. (25)

(d)(9) Form of Fee Waiver Agreement dated February 28, 2006 between HSBC Investments (USA) Inc. and HSBC Investor Funds, on behalf of the HSBC Investor Growth and Income Fund and HSBC Investor Mid-Cap Fund. (28)

(d)(10) Subadvisory Agreement between HSBC Investments (USA) and Sinopia Asset Management regarding HSBC Investor Principal Guaranteed Fund 2011. (to be filed by amendment)

(e)(1) Form of Selling Agreement. (21)

(e)(2) Form of Dealer Agreement. (21)

(e)(3) Distribution Agreement dated December 12, 2005 between HSBC Investor Funds and BISYS Fund Services Limited Partnership. (25)





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(f) Not applicable.

(g)(1) Custodian Agreement between HSBC Investor Funds and HSBC Bank USA, N.A. (formerly Republic National Bank of New York). (8)

(g)(2) Custodian Agreement among HSBC Investor Portfolios, HSBC Investor Funds and Investors Bank & Trust Company on behalf of HSBC Investor High Yield Fixed Income Portfolio, HSBC Investor High Yield Fixed Income Fund and HSBC Investor High Yield Fixed Income Fund, Ltd. dated November 1, 2005. (25)

(h)(1) Service Agreement. (1)

(h)(2) Amended and Restated Operational Support Services Agreement dated June 16, 2003 between HSBC Investments (USA) Inc. and HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor California Tax-Free Money Market Fund, and HSBC Investor Cash Management Fund. (28)

(h)(3) First Amended and Restated Master Services Agreement dated July 1, 2005 among BISYS Fund Services Ohio, Inc., HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds Trust. (28)

(h)(3)(i) Amendment to the First Amended and Restated Master Services Agreement dated December 12, 2005. (27)

(h)(4) Omnibus Fee Agreement dated April 1, 2003 among BISYS Fund Services Ohio Inc., BISYS Fund Services (Cayman) Limited, HSBC Investor Funds, HBC Investor Portfolios and HSBC Advisor Funds Trust. (21)

(h)(4)(i) Amendment dated July 1, 2005 to the Omnibus Fee Agreement dated April 1, 2003. (25)

(h)(5)(i) Expense Limitation Agreement dated as of February 28, 2006 with respect to the HSBC Investor Funds. (28)

(h)(5)(ii) Expense Limitation Agreement with respect to the HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged), HSBC Investor Global Fixed Income Fund and Global Emerging Markets Fixed Income Fund. (to be filed by amendment)

(h)(5)(iii) Expense Limitation Agreement with respect to the HSBC Investor Principal Guaranteed Fund 2011. (to be filed by amendment)

(h)(6) Administration Services Agreement dated July 1, 2005 between HSBC Investments (USA) Inc. and HSBC Investor Funds. (25)





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(h)(7) Sub-Administration Services Agreement between BISYS Fund Services Ohio,
Inc. and HSBC Investments (USA) Inc. dated July 1, 2005. (25)

(h)(7)(i) Amendment to Sub-Administration Services Agreement dated December 12, 2005. (28)

(h)(8) Compliance Services Agreement dated June 22, 2004 among HSBC Investor Portfolios, HSBC Investor Funds, HSBC Advisor Funds Trust and BISYS Fund Services Ohio, Inc. (25)

(h)(8)(i) Amendment to the Compliance Services Agreement dated December 12, 2005. (25)

(h)(9) Form N-Q Services Agreement dated July 1, 2005 among BISYS Fund Services Ohio, Inc., HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds Trust and HSBC Investments (USA) Inc. (28)

(h)(10) Financial Guarantee Agreement among Sinopia Asset Management, the HSBC Investor Principal Guarantee Fund 2011 and ____________________(to be filed by amendment)

(i)(i) Opinion and Consent of counsel with respect to the HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund. (to be filed by amendment)

(i)(ii) Opinion and Consent of counsel with respect to the HSBC Investor Principal Guaranteed Fund 2011. (to be filed by amendment)

(j)(1) Consent of ____________, Independent Registered Public Accounting Firm of _____________ (to be filed by amendment)

(j)(2) Power of Attorney dated May 19, 2006. (29)

(k) Financial Statements of ______________ - ___________is a subsidiary of ___________. ________ files periodic reports which include
____________consolidated financial statements, under the Securities and Exchange Act of 1934. ___________________ consolidated financial statements and all information related thereto as filed by ______________ with the Securities and Exchange Commission ______________ (to be incorporated by reference in a supplemental filing).

(l) Not applicable.

(m)(1) Master Distribution Plan relating to Class A Shares dated December 12, 2005. (25)

(m)(2) Master Distribution Plan relating to Class B Shares dated December 12, 2005. (25)

(m)(3) Master Distribution Plan relating to Class C Shares dated December 12, 2005. (25)

(n)(1) Amended and Restated Multiple Class Plan. (25)





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(o) Reserved.

(p)(1) Code of Ethics for HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Portfolios. (22)

(p)(2) Amended Code of Ethics for HSBC Investments (USA) Inc. (28)

(p)(3) Amended Code of Ethics for Waddell & Reed Investment Management Company.
(28)

(p)(4) Amended Code of Ethics for NWQ Investment Research and Management Company, LLC. (28)

(p)(5) Amended Code of Ethics for AllianceBernstein Investment Research and Management. (28)

(p)(6) Amended Code of Ethics for BISYS Fund Services Ohio, Inc. and BISYS Fund Services Limited Partnership. (28)

(p)(7) Amended Code of Ethics for Westfield Capital Management, LLC. (28)

(p)(8) Amended Code of Ethics for Munder Capital Management. (28)

(p)(9) Amended Code of Ethics for Transamerica Investment Management, LLC. (28)

(p)(10) Code of Ethics for Sinopia Asset Management. (to be filed by amendment)

Notes:

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on January 23, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 29 to the Registration Statement as filed with the SEC on December 20, 1994.

(3) Incorporated herein by reference from post-effective amendment No. 33 to the Registration Statement as filed with the SEC on June 27, 1995.

(4) Incorporated herein by reference from post-effective amendment No. 37 to the Registration Statement as filed with the SEC on April 4, 1996.

(5) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(6) Incorporated herein by reference from post-effective amendment No. 40 to the Registration Statement as filed with the SEC on November 27, 1996.





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(7) Incorporated herein by reference from post-effective amendment No. 42 to the
Registration Statement as filed with the SEC on January 31, 1997.

(8) Incorporated herein by reference from post-effective amendment No. 63 to the Registration Statement filed with the SEC on March 2, 1999.

(9) Incorporated herein by reference from post-effective amendment No. 67 to the Registration Statement as filed with the SEC on February 29, 2000.

(10) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

(11) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(12) Incorporated herein by reference from post-effective amendment No. 75 to the Registration Statement as filed with the SEC on February 28, 2001.

(13) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.

(14) Incorporated herein by reference from post-effective amendment No. 81 to the Registration Statement filed with the SEC on February 28, 2003.

(15) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement filed with the SEC on August 8, 2003.

(16) Incorporated herein by reference from post-effective amendment No. 85 to the Registration Statement as filed with the SEC on December 15, 2003.

(17) Incorporated herein by reference from post-effective amendment No. 86 to the Registration Statement as filed with the SEC on December 15, 2003.

(18) Incorporated herein by reference from post-effective amendment No. 87 to the Registration Statement as filed with the SEC on March 1, 2004.

(19) Incorporated herein by reference from post-effective amendment No. 88 to the Registration Statement as filed with the SEC on September 3, 2004.

(20) Incorporated herein by reference from post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004.

(21) Incorporated herein by reference from post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004.





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(22) Incorporated herein by reference from post-effective amendment No. 91 to the Registration Statement as filed with the SEC on February 25, 2005.

(23) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(24) Incorporated herein by reference from post-effective amendment No. 93 to the Registration Statement as filed with the SEC on August 29, 2005.

(25) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(26) Incorporated herein by reference from amendment No. 7 to the Registration Statement as filed with the SEC on January 30, 2002 of HSBC Investor Portfolios.

(27) Incorporated herein by reference from post effective amendment No. 17 to the Registration Statement as filed with the SEC on December 14, 2005 of the HSBC Advisor Funds Trust.

(28) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(29) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement as filed with the SEC on May 30, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25. INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.





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ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Investments (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser ("Adviser") and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-25999) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of NWQ Investment Management Co., LLC ("NWQ"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NWQ in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61379) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Waddell & Reed Investment Management Company ("Waddell & Reed"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Waddell & Reed in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-40372) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management, LLC ("Westfield") together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of AllianceBernstein Investment Research and Management ("AllianceBernstein"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of AllianceBernstein in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-57937) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Transamerica Investment Management, LLC ("Transamerica"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Transamerica in the last two years, is included in its application for registration as an investment advisor on Form





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ADV (File No. 801-57089) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Munder Capital Management ("Munder"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Munder in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-48394) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Sinopia Asset Management ("Sinopia"), together with information as to any other business, professional, vocation or employment of a substantial nature engaged in by the directors and officers of Sinopia in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-43341) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS.

Item 27(a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:


Allianz Variable Insurance Products Fund of Funds Trust
Allianz Variable Insurance Products Trust
American Independence Funds Trust
American Performance Funds
The Bjurman, Barry Funds
The Coventry Group
Coventry Funds Trust
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.
First Focus Funds, Inc.
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Pacific Capital Funds
STI Classic Funds
STI Classic Variable Trust
Vintage Mutual Funds, Inc.


BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.





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Item 27(b)Information about Directors and Officers of BISYS is as follows:

Name and Address                     Position with Underwriter
----------------                     -------------------------

Brian K. Bey                         President and Director
Elliott Dobin                        Secretary
Open                                 Chief Compliance Officer
James E. (Ed) Pike                   Financial and Operations Principal


ITEM 27(c) NOT APPLICABLE.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Investments
(USA) Inc., 452 Fifth Avenue, New York, New York 10018; BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, Ohio 43219-3035; BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110; AllianceBernstein Investment Research and Management, 1345 Avenue of the Americas, New York, New York 10105; Westfield Capital Management LLC, 21 Fellow Street, Boston, MA 02119; Waddell & Reed Investment Management Company, 6300 Lamar Ave, Overland Park, KS 66202; NWQ Investment Management Company, LLC, 2049 Century Park East, 4th Floor, Los Angeles, CA 90067, Transamerica Investment Management, LLC, 1150
S. Olive Street, Suite 2700, Los Angeles, California 90015, Munder Capital Management, Munder Capital Center, 480 Pierce Street, Birmingham, Michigan 48009-6063 and Sinopia Asset Management, Immeable Ile de France, 4 Place de la Pyramide, 92800 Puteaux La Defense 9.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

The following undertakings relate solely to the HSBC Investor Principal Guaranteed Fund 2011 (the "Fund") as an individual series of the Registrant. Any filing, notice or other action required by the following undertakings shall be limited in all respects to the Fund, and any action taken by the Registrant, on behalf of the Fund, shall be limited to the Fund and shall not require any action to be taken by any other series of the Registrant. Capitalized terms used in these undertakings and not otherwise defined, have the respective meanings assigned to them in the Prospectus, which is a part of this Registration Statement.

1. During the Guarantee Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the insurance policy issued by _____________ under the Financial Guarantee Agreement. These significant events include
      (i) the termination of the Financial Guarantee Agreement; (ii) a





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      default under the Financial Guarantee Agreement that has a material adverse effect on a shareholder's right to receive his or her Guaranteed Amount on the Guarantee Maturity Date; (iii) the insolvency of ____________; or (iv) a reduction in the credit rating of
      _____________long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baal or lower, respectively.

2. If at any time during the Guarantee Period during which the Registrant is required to file amendments to its registration statement with respect to the Fund under the Investment Company Act of 1940, as amended (the "1940 Act"), ___________________ on behalf of _________ (or such successors or substituted entities, as applicable) ceases to file periodic reports pursuant to the Securities Exchange Act of 1934, as amended (the "Exchange Act"), the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include updated audited financial statements for _________________ (or any successors or substituted entities thereto), as applicable, covering the periods that would otherwise have been required by Form 10-K under the Exchange Act. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Fund, the consent of the independent auditors of ________________ (or such successors or substituted entities), as applicable, regarding such reports.

3. During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's annual and semiannual reports (with respect to the Fund) to shareholders, an offer to supply the most recent annual and/or quarterly report of _____________, or its successors to the Policy or Financial Guarantee Agreement, free of charge, upon a shareholder's request.

4. At such times as the Trust files an amendment to its Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act") which relates to the Fund, the Trust hereby undertakes to update its Registration Statement to incorporate by reference the annual report on Form 10-K or include the audited financial statements covering the periods that would otherwise have been required by Form 10-K for each of (i) _________________, as they relate to____________, (ii)
      _______________successors to the Financial Guarantee Agreement, or (iii) any entity that is replaced or substituted for ________________ under a new financial guarantee agreement or the existing Financial Guarantee Agreement. Further, the Trust undertakes to include as an exhibit to any amendment to its Registration Statement filed under the 1933 Act, the consent of the independent auditors of _____________ (or such successors or substituted entities, as applicable) regarding such reports.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-lA (File No. 333-07647) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized on the 12th day of September, 2006.


HSBC INVESTOR FUNDS


By: /s/ Richard A. Fabietti
    -----------------------
        Richard A. Fabietti
        President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 11th day of August, 2006.

/s/ Richard A. Fabietti                        /s/ Troy Sheets
---------------------------------              ---------------
Richard A. Fabietti                            Troy Sheets
President                                      Treasurer


___________*_____________________              ___________*_____________________
Alan S. Parsow                                 Larry M. Robbins
Trustee                                        Trustee

___________*_____________________              ___________*_____________________
Michael Seely                                  Richard A. Brealey
Trustee                                        Trustee

___________*_____________________              ___________*_____________________
Stephen J. Baker                               Thomas F. Robards
Trustee                                        Trustee


/s/ David J. Harris
-------------------
* David J. Harris, as attorney-in-fact pursuant to a power filed with Post-Effective Amendment No. 96 to the registration statement as filed with the SEC on May 30, 2006.